SHARE-BASED COMPENSATION - Share Option Award Plan (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares) | shares	7,500,000	7,100,000
Granted (in shares) | shares	0	1,400,000
Exercised (in shares) | shares	(1,800,000)	0
Forfeited (in shares) | shares	0	(200,000)
Expired (in shares) | shares	(1,000,000.0)	(800,000)
Outstanding, end of the period (in shares) | shares	4,723,741	7,500,000
Exercisable, end of the period (in shares) | shares	2,300,000	3,900,000
Outstanding, beginning of the period (C$ per share)	$ 5.11	$ 6.15
Granted (C$ per share)	0	4.74
Exercised (C$ per share)	4.02	0
Forfeited (C$ per share)	0	5.75
Expired (C$ per share)	7.72	13.29
Outstanding, end of the period (C$ per share)	4.91	5.11
Exercisable, end of the period (C$ per share)	$ 4.59	$ 5.16
Closing foreign exchange rate (C$ per share)	0.7841